INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Operating Partnerships within the Fund (Details) - item	Mar. 31, 2023	Mar. 31, 2022
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	5	14
Series 20
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 21
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 22
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 23
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 24
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 25
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 26
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 27
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 28
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 29
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	1	1
Series 30
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 31
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 32
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 33
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 34
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	1	1
Series 35
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 36
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 37
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 38
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 39
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 40
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 41
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 42
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 43
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	0
Series 44
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	1
Series 45
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	0	4
Series 46
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Number of Operating Partnerships	3	7